Expenses by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 11,349	¥ 11,974	¥ 14,176
Advertising agency fees	1,225	1,015	790
Employee benefits expenses (note ii and note iii)	4,127	3,819	3,990
Promotion and advertising expenses	¥ 672	¥ 611	¥ 603